MIDAS PERPETUAL PORTFOLIO
FUND SUMMARY MIDAS PERPETUAL PORTFOLIO
INVESTMENT OBJECTIVE
The Fund seeks to preserve and increase the purchasing power value of its shares over the long term.
FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MIDAS PERPETUAL PORTFOLIO (symbol:MPERX)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MIDAS PERPETUAL PORTFOLIO (symbol:MPERX)
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.76%
Acquired Fund Fees and Expenses		0.09%
Total Annual Fund Operating Expenses	[1]	2.60%
Fee Waiver	[2]	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver		2.10%
[1]	The total annual Fund operating expenses listed above do not correlate to the ratio of expenses to average net assets listed in the "Financial Highlights" on page 25 of the Fund's prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed with the Fund to waive its management fee for the period from January 1, 2011 to April 29, 2012. The fee waiver agreement may only be amended or terminated with the approval of the Fund's Board of Directors. The investment manager may continue such waiver after April 29, 2012 but is not contractually obligated to do so.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MIDAS PERPETUAL PORTFOLIO (symbol:MPERX)	213	761	1,336	2,897

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund normally seeks to invest a fixed target percentage of its total assets in each of the following investment categories (fixed target percentage in parentheses): gold (20%); silver (5%); Swiss franc assets (10%); hard asset securities (15%); large capitalization growth stocks (15%); and dollar assets (35%). Gold and silver investments include bullion, bullion type coins, and exchange traded grantor trusts that invest therein ("ETFs"). From time to time, mining company shares may be used to achieve target allocations in gold and silver if deemed attractive for tax planning or other purposes. Swiss franc assets include Swiss franc denominated deposits and bonds of the federal government of Switzerland of any maturity. Hard asset securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) include those of U.S. and foreign companies dealing primarily in real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals, and minerals). Large capitalization growth stocks normally include U.S. and foreign companies with market capitalizations over  $50 billion which the investment manager believes will experience growth in revenues, earnings, or other similar measures and may include options, warrants, and similar derivatives on such stocks. Dollar assets include U.S. Treasury bills, notes and bonds, obligations of U.S. government agencies, instrumentalities and sponsored enterprises (together with U.S. Treasury obligations "U.S. Government Securities"), and U.S. dollar denominated cash, money market funds, money market instruments, bank deposits, high grade, short term corporate bonds and banker's acceptances, and similar investments. The average length to maturity of the Fund's dollar assets will normally not exceed fifteen years and corporate bonds will normally have a rating of "A" or higher by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S and P"), and a remaining time to maturity of twenty four months or less. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

Principal Risks of Investing in the Fund
An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund's portfolio. A risk of investing in stocks or gold or silver is that their value will go up and down reflecting market movements and you could lose money. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of the Fund's investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the Investment Company Act of 1940, as amended (the "1940 Act") in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.

Concentration. The Fund is subject to industry concentration risk due to its investments in gold and silver, which is the risk that the Fund's performance can be significantly affected by the developments in the precious metals and natural resources industries.

Investments in Gold and Silver. Investment in gold and silver are considered speculative. The Fund's investments can be significantly affected by developments in the precious metals industries and are linked to the prices of gold and silver. These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political, or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling gold and silver. Accordingly, the Fund may be required to hold gold and silver or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Investment Companies and ETFs. Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission, the Fund may acquire shares in other investment companies and in ETFs. The ETFs in which the Fund may invest will generally have investment exposure to gold and silver which may subject them to greater volatility than investments in traditional securities. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity's expenses, including its investment management and administration fees, while continuing to pay its own investment management and administration fees and other expenses. As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs.

Natural Resource Companies. Natural resource companies can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events, and economic conditions. The operations and financial performance of natural resources companies may be directly affected by the prices of the indicated commodities, especially those natural resources companies for whom the commodities they own are significant assets. The stock prices of natural resources companies may experience greater price volatility than other types of common stocks.

Depletion and Exploration Risk. To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long term contracts to acquire reserves. The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

Gold and Silver Mining Company Risk. The profitability of companies involved in gold and silver mining and related activities is significantly affected by changes in the market price of gold and silver. Gold and silver mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of gold and silver mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Security Selection. The securities in the Fund's portfolio may decline in value. The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

In-Kind Redemptions. The Fund may require redeeming shareholders to accept readily tradable gold, silver, or other precious metals bullion, coins, ETF shares or other Fund holdings in complete or partial payment of redemptions.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Swiss Franc Assets. The Swiss franc is subject to the risk that inflation will decrease in the United States or rise in Switzerland. Swiss government bonds are subject to some risk of default.

Real Estate Investment Trusts and Other Real Estate Companies. Real estate investment trusts ("REITs") and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free "pass-through" of income under the federal tax law.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower a Fund's after tax performance.

Past Performance

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The following table compares the Fund's average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Lipper Mixed-Asset Target Allocation Conservative Funds Index ("LMTACFI") is an equally weighted average of the managed mixed-asset target allocation conservative funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. Past performance (before and after taxes) is not predictive of future performance.

Prior to December 29, 2008, the Fund (formerly known as Midas Dollar Reserves, Inc.) operated as a money market fund and invested exclusively in securities issued by the U.S. Government, its agencies and instrumentalities. On December 29, 2008, the Fund changed its name from Midas Dollar Reserves, Inc. to Midas Perpetual Portfolio, Inc. and began operating as a fluctuating net asset value fund with the investment objective, strategies, and risks above.

MIDAS PERPETUAL PORTFOLIO - Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/09 - 9/30/09 +7.69%	Worst Quarter: 4/1/10 - 6/30/10 -0.86%

Average annual total return for the periods ended December 31, 2010
Average Annual Total Returns MIDAS PERPETUAL PORTFOLIO	1 Year	5 Years	10 Years
(symbol:MPERX)	13.04%	7.67%	4.37%
(symbol:MPERX) - Return After Taxes on Distributions	13.04%	6.87%	3.75%
(symbol:MPERX) - Return After Taxes on Distributions and Sale of Fund Shares	8.48%	6.12%	3.39%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	12.78%	0.15%	(0.49%)
LMTACFI (reflects no deduction for fees, expenses, or taxes)	9.65%	3.92%	3.85%

The Fund's returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder's tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

MIDAS FUND
FUND SUMMARY MIDAS FUND
INVESTMENT OBJECTIVE
The Fund seeks primarily capital appreciation and protection against inflation and, secondarily, current income.
FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	MIDAS FUND (symbol:MIDSX)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MIDAS FUND (symbol:MIDSX)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.04%
Total Annual Fund Operating Expenses	2.29%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MIDAS FUND (symbol:MIDSX)	232	715	1,225	2,626

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund invests at least 65% of its total assets in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum or other natural resources ("Natural Resources Companies") and (ii) gold, silver, and platinum bullion. Up to 35% of the Fund's assets may be invested in securities of companies that derive a portion of their gross revenues, directly or indirectly, from the business of mining, processing, fabricating, distributing, or otherwise dealing in gold, silver, platinum, or other natural resources, in securities of selected growth companies, and fixed income securities of any issuers, including U.S. Government Securities, without limitation as to credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may invest in domestic or foreign companies of any size. The investment manager seeks companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing. A security is typically sold when its potential to meet the Fund's investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund's investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales, and may use leverage to the extent permitted under the 1940 Act. The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

Principal Risks of Investing in the Fund
An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund's portfolio. A risk of investing in stocks or precious metals is that their value will go up and down reflecting market movements and you could lose money. The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations. These investments may involve above average market price volatility and greater risk of loss. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of the Fund's investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.

Small Capitalization. The Fund may invest in companies that are small or thinly capitalized and may have a limited operating history. Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments. The securities of small companies generally are less liquid. During broad market downturns, the Fund's net asset value may fall further than those of funds investing in larger companies. Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value ("NAV") of any increase or decrease in the market value of the Fund's investments. Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.

Short Selling, Options, and Futures Transactions. The Fund may engage in short selling, options, and futures transactions to increase returns. There is a risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

Concentration. The Fund is subject to industry concentration risk, which is the risk that the Fund's performance can be significantly affected by the developments in the precious metals and natural resources industries.

Investments in Gold, Silver, Platinum, and Other Precious Metals. Investment in gold, silver, platinum, and other precious metals are considered speculative. The Fund's investments can be significantly affected by developments in the precious metals industry and are linked to the prices of gold, silver, platinum, and other precious metals. These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political, or other conditions affecting one or more of the major sources of gold, silver, platinum, or other precious metals could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling precious metals. Accordingly, the Fund may be required to hold precious metals or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Natural Resource Companies. Natural resource companies can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events, and economic conditions. The operations and financial performance of natural resources companies may be directly affected by the prices of the indicated commodities, especially those natural resources companies for whom the commodities they own are significant assets. The stock prices of natural resources companies may experience greater price volatility than other types of common stocks.

Depletion and Exploration Risk. To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long term contracts to acquire reserves. The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

Precious Metals Mining Company Risk. The profitability of companies involved in precious metals mining and related activities is significantly affected by changes in the market prices of precious metals. Precious metals mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of precious metals mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Security Selection. The securities in the Fund's portfolio may decline in value. The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

In-Kind Redemptions. The Fund may require redeeming shareholders to accept readily tradable gold, silver, or other precious metals bullion, coins, ETF shares, or other Fund holdings in complete or partial payment of redemptions.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions which could lower a Fund's after tax performance.

Past Performance

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The following table compares the Fund's average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Morningstar Specialty Fund-Precious Metals Average ("PMA") is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest. Past performance (before and after taxes) is not predictive of future performance.

MIDAS FUND - Year-by-year total return as of 12/31 each year (%)

Best Quarter: 1/1/02 - 3/31/02 +32.63%	Worst Quarter: 7/1/08 - 9/30/08 -41.51%

Average annual total return for the periods ended December 31, 2010
Average Annual Total Returns MIDAS FUND	1 Year	5 Years	10 Years
(symbol:MIDSX)	47.91%	15.08%	21.80%
(symbol:MIDSX) - Return After Taxes on Distributions	47.91%	14.55%	21.52%
(symbol:MIDSX) - Return After Taxes on Distributions and Sale of Fund Shares	31.14%	12.85%	19.88%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	12.78%	0.15%	(0.49%)
PMA (reflects no deduction for fees, expenses, or taxes)	41.56%	19.32%	25.26%

The Fund's returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder's tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

MIDAS MAGIC
FUND SUMMARY MIDAS MAGIC (formerly Midas Special Fund)
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MIDAS MAGIC (symbol:MISEX)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MIDAS MAGIC (symbol:MISEX)
Management Fees	0.99%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	2.23%
Total Annual Fund Operating Expenses	4.22%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MIDAS MAGIC (symbol:MISEX)	424	1,281	2,152	4,388

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund may invest in any security type (i.e., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size. Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. The Fund may invest in fixed income securities of any issuers, including U.S. Government Securities, without limitation as to credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. A security is typically sold when its potential to meet the Fund's investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund's investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act. To achieve the Fund's objective, the investment manager may use a seasonal investing strategy to invest the Fund's assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, tax events, and other calendar related phenomena. The investment manager's analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets. These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

Principal Risks of Investing in the Fund
An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund's portfolio. A risk of investing in stocks is that their value will go up and down reflecting stock market movements and you could lose money. The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations. These investments may involve above average market price volatility and greater risk of loss. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of the Fund's investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns. As of December 31, 2010, the Fund held approximately 28% of its total assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund's net assets value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

Security Selection. The securities in the Fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Small Capitalization. The Funds may invest in companies that are small or thinly capitalized and may have a limited operating history. Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments. The securities of small companies generally are less liquid. During broad market downturns, the Fund's net asset value may fall further than those of funds investing in larger companies. Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value ("NAV") of any increase or decrease in the market value of a Fund's investments. Money a Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.

Short Selling, Options, and Futures Transactions. The Fund may engage in short selling, options, and futures transactions to increase returns. There is a risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions which could lower a Fund's after tax performance.

Past Performance

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The following table compares the Fund's average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. Past performance (before and after taxes) is not predictive of future performance.

MIDAS MAGIC - Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/09 - 9/30/09 +23.28%	Worst Quarter: 10/1/08 - 12/31/08 -32.60%

Average annual total return for the periods ended December 31, 2010
Average Annual Total Returns MIDAS MAGIC	1 Year	5 Years	10 Years
(symbol:MISEX)	5.67%	(0.09%)	(3.02%)
(symbol:MISEX) - Return After Taxes on Distributions	5.67%	(0.09%)	(3.02%)
(symbol:MISEX) - Return After Taxes on Distributions and Sale of Fund Shares	3.68%	(0.08%)	(2.51%)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	12.78%	0.15%	(0.49%)
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.86%	4.47%	6.33%

The Fund's returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder's tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MIDAS PERPETUAL PORTFOLIO, INC.
CIK	dei_EntityCentralIndexKey	0000015260
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
MIDAS PERPETUAL PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY MIDAS PERPETUAL PORTFOLIO
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve and increase the purchasing power value of its shares over the long term.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Example, heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Fund normally seeks to invest a fixed target percentage of its total assets in each of the following investment categories (fixed target percentage in parentheses): gold (20%); silver (5%); Swiss franc assets (10%); hard asset securities (15%); large capitalization growth stocks (15%); and dollar assets (35%). Gold and silver investments include bullion, bullion type coins, and exchange traded grantor trusts that invest therein ("ETFs"). From time to time, mining company shares may be used to achieve target allocations in gold and silver if deemed attractive for tax planning or other purposes. Swiss franc assets include Swiss franc denominated deposits and bonds of the federal government of Switzerland of any maturity. Hard asset securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) include those of U.S. and foreign companies dealing primarily in real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals, and minerals). Large capitalization growth stocks normally include U.S. and foreign companies with market capitalizations over  $50 billion which the investment manager believes will experience growth in revenues, earnings, or other similar measures and may include options, warrants, and similar derivatives on such stocks. Dollar assets include U.S. Treasury bills, notes and bonds, obligations of U.S. government agencies, instrumentalities and sponsored enterprises (together with U.S. Treasury obligations "U.S. Government Securities"), and U.S. dollar denominated cash, money market funds, money market instruments, bank deposits, high grade, short term corporate bonds and banker's acceptances, and similar investments. The average length to maturity of the Fund's dollar assets will normally not exceed fifteen years and corporate bonds will normally have a rating of "A" or higher by Standard and Poor's, a division of The McGraw-Hill Companies, Inc. ("S and P"), and a remaining time to maturity of twenty four months or less. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund's portfolio. A risk of investing in stocks or gold or silver is that their value will go up and down reflecting market movements and you could lose money. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of the Fund's investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the Investment Company Act of 1940, as amended (the "1940 Act") in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.

Concentration. The Fund is subject to industry concentration risk due to its investments in gold and silver, which is the risk that the Fund's performance can be significantly affected by the developments in the precious metals and natural resources industries.

Investments in Gold and Silver. Investment in gold and silver are considered speculative. The Fund's investments can be significantly affected by developments in the precious metals industries and are linked to the prices of gold and silver. These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political, or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling gold and silver. Accordingly, the Fund may be required to hold gold and silver or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Investment Companies and ETFs. Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission, the Fund may acquire shares in other investment companies and in ETFs. The ETFs in which the Fund may invest will generally have investment exposure to gold and silver which may subject them to greater volatility than investments in traditional securities. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity's expenses, including its investment management and administration fees, while continuing to pay its own investment management and administration fees and other expenses. As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs.

Natural Resource Companies. Natural resource companies can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events, and economic conditions. The operations and financial performance of natural resources companies may be directly affected by the prices of the indicated commodities, especially those natural resources companies for whom the commodities they own are significant assets. The stock prices of natural resources companies may experience greater price volatility than other types of common stocks.

Depletion and Exploration Risk. To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long term contracts to acquire reserves. The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

Gold and Silver Mining Company Risk. The profitability of companies involved in gold and silver mining and related activities is significantly affected by changes in the market price of gold and silver. Gold and silver mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of gold and silver mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Security Selection. The securities in the Fund's portfolio may decline in value. The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

In-Kind Redemptions. The Fund may require redeeming shareholders to accept readily tradable gold, silver, or other precious metals bullion, coins, ETF shares or other Fund holdings in complete or partial payment of redemptions.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Swiss Franc Assets. The Swiss franc is subject to the risk that inflation will decrease in the United States or rise in Switzerland. Swiss government bonds are subject to some risk of default.

Real Estate Investment Trusts and Other Real Estate Companies. Real estate investment trusts ("REITs") and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free "pass-through" of income under the federal tax law.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower a Fund's after tax performance.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The following table compares the Fund's average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Lipper Mixed-Asset Target Allocation Conservative Funds Index ("LMTACFI") is an equally weighted average of the managed mixed-asset target allocation conservative funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. Past performance (before and after taxes) is not predictive of future performance.

Prior to December 29, 2008, the Fund (formerly known as Midas Dollar Reserves, Inc.) operated as a money market fund and invested exclusively in securities issued by the U.S. Government, its agencies and instrumentalities. On December 29, 2008, the Fund changed its name from Midas Dollar Reserves, Inc. to Midas Perpetual Portfolio, Inc. and began operating as a fluctuating net asset value fund with the investment objective, strategies, and risks above.

Bar Chart, Heading	rr_BarChartHeading	MIDAS PERPETUAL PORTFOLIO - Year-by-year total return as of 12/31 each year (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 7/1/09 - 9/30/09 +7.69%	Worst Quarter: 4/1/10 - 6/30/10 -0.86%

Performance Table:	rr_PerformanceTableHeading	Average annual total return for the periods ended December 31, 2010
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Fund's returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder's tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

MIDAS PERPETUAL PORTFOLIO | (symbol:MPERX)
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.10%
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	213
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	761
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,336
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,897
Portfolio Concentration	rr_StrategyPortfolioConcentration	In pursuit of its investment objective, the Fund normally seeks to invest a fixed target percentage of its total assets in each of the following investment categories (fixed target percentage in parentheses): gold (20%); silver (5%); Swiss franc assets (10%); hard asset securities (15%); large capitalization growth stocks (15%); and dollar assets (35%). Gold and silver investments include bullion, bullion type coins, and exchange traded grantor trusts that invest therein ("ETFs"). From time to time, mining company shares may be used to achieve target allocations in gold and silver if deemed attractive for tax planning or other purposes.
May Lose Money	rr_RiskLoseMoney	The Securities in the fund's portfolio may decline in value
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
2001	rr_AnnualReturn2001	3.11%
2002	rr_AnnualReturn2002	0.63%
2003	rr_AnnualReturn2003	0.15%
2004	rr_AnnualReturn2004	0.29%
2005	rr_AnnualReturn2005	1.61%
2006	rr_AnnualReturn2006	3.88%
2007	rr_AnnualReturn2007	4.00%
2008	rr_AnnualReturn2008	1.22%
2009	rr_AnnualReturn2009	17.03%
2010	rr_AnnualReturn2010	13.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.86%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder's tax situation, returns may vary from those shown.
1 Year	rr_AverageAnnualReturnYear01	13.04%
5 Years	rr_AverageAnnualReturnYear05	7.67%
10 Years	rr_AverageAnnualReturnYear10	4.37%
MIDAS PERPETUAL PORTFOLIO | (symbol:MPERX) | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.04%
5 Years	rr_AverageAnnualReturnYear05	6.87%
10 Years	rr_AverageAnnualReturnYear10	3.75%
MIDAS PERPETUAL PORTFOLIO | (symbol:MPERX) | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	6.12%
10 Years	rr_AverageAnnualReturnYear10	3.39%
MIDAS PERPETUAL PORTFOLIO | LMTACFI (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.65%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	3.85%
MIDAS PERPETUAL PORTFOLIO | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	(0.49%)
MIDAS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY MIDAS FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks primarily capital appreciation and protection against inflation
Secondary objectives	rr_ObjectiveSecondaryTextBlock	and, secondarily, current income.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Example, heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Fund invests at least 65% of its total assets in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum or other natural resources ("Natural Resources Companies") and (ii) gold, silver, and platinum bullion. Up to 35% of the Fund's assets may be invested in securities of companies that derive a portion of their gross revenues, directly or indirectly, from the business of mining, processing, fabricating, distributing, or otherwise dealing in gold, silver, platinum, or other natural resources, in securities of selected growth companies, and fixed income securities of any issuers, including U.S. Government Securities, without limitation as to credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may invest in domestic or foreign companies of any size. The investment manager seeks companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing. A security is typically sold when its potential to meet the Fund's investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund's investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales, and may use leverage to the extent permitted under the 1940 Act. The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund's portfolio. A risk of investing in stocks or precious metals is that their value will go up and down reflecting market movements and you could lose money. The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations. These investments may involve above average market price volatility and greater risk of loss. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of the Fund's investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.

Small Capitalization. The Fund may invest in companies that are small or thinly capitalized and may have a limited operating history. Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments. The securities of small companies generally are less liquid. During broad market downturns, the Fund's net asset value may fall further than those of funds investing in larger companies. Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value ("NAV") of any increase or decrease in the market value of the Fund's investments. Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.

Short Selling, Options, and Futures Transactions. The Fund may engage in short selling, options, and futures transactions to increase returns. There is a risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

Concentration. The Fund is subject to industry concentration risk, which is the risk that the Fund's performance can be significantly affected by the developments in the precious metals and natural resources industries.

Investments in Gold, Silver, Platinum, and Other Precious Metals. Investment in gold, silver, platinum, and other precious metals are considered speculative. The Fund's investments can be significantly affected by developments in the precious metals industry and are linked to the prices of gold, silver, platinum, and other precious metals. These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political, or other conditions affecting one or more of the major sources of gold, silver, platinum, or other precious metals could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling precious metals. Accordingly, the Fund may be required to hold precious metals or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Natural Resource Companies. Natural resource companies can be significantly affected by the supply of and demand for the indicated commodities and related services, exploration and production spending, government regulation, world events, and economic conditions. The operations and financial performance of natural resources companies may be directly affected by the prices of the indicated commodities, especially those natural resources companies for whom the commodities they own are significant assets. The stock prices of natural resources companies may experience greater price volatility than other types of common stocks.

Depletion and Exploration Risk. To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long term contracts to acquire reserves. The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively acquire additional products or reserves sufficient to replace the natural decline.

Precious Metals Mining Company Risk. The profitability of companies involved in precious metals mining and related activities is significantly affected by changes in the market prices of precious metals. Precious metals mining companies also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of precious metals mining is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Security Selection. The securities in the Fund's portfolio may decline in value. The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

In-Kind Redemptions. The Fund may require redeeming shareholders to accept readily tradable gold, silver, or other precious metals bullion, coins, ETF shares, or other Fund holdings in complete or partial payment of redemptions.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions which could lower a Fund's after tax performance.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The following table compares the Fund's average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Morningstar Specialty Fund-Precious Metals Average ("PMA") is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest. Past performance (before and after taxes) is not predictive of future performance.

Bar Chart, Heading	rr_BarChartHeading	MIDAS FUND - Year-by-year total return as of 12/31 each year (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 1/1/02 - 3/31/02 +32.63%	Worst Quarter: 7/1/08 - 9/30/08 -41.51%

Performance Table:	rr_PerformanceTableHeading	Average annual total return for the periods ended December 31, 2010
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Fund's returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder's tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

MIDAS FUND | (symbol:MIDSX)
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	232
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	715
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,225
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,626
Portfolio Concentration	rr_StrategyPortfolioConcentration	In pursuit of its investment objective, the Fund invests at least 65% of its total assets in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum or other natural resources ("Natural Resources Companies") and (ii) gold, silver, and platinum bullion. Up to 35% of the Fund's assets may be invested in securities of companies that derive a portion of their gross revenues, directly or indirectly, from the business of mining, processing, fabricating, distributing, or otherwise dealing in gold, silver, platinum, or other natural resources, in securities of selected growth companies, and fixed income securities of any issuers, including U.S. Government Securities, without limitation as to credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may invest in domestic or foreign companies of any size. The investment manager seeks companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing. A security is typically sold when its potential to meet the Fund's investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund's investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales, and may use leverage to the extent permitted under the 1940 Act. The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
May Lose Money	rr_RiskLoseMoney	The securities in the Fund's portfolio may decline in value.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Morningstar Specialty Fund-Precious Metals Average ("PMA") is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
2001	rr_AnnualReturn2001	13.10%
2002	rr_AnnualReturn2002	61.05%
2003	rr_AnnualReturn2003	43.79%
2004	rr_AnnualReturn2004	(2.72%)
2005	rr_AnnualReturn2005	39.72%
2006	rr_AnnualReturn2006	44.02%
2007	rr_AnnualReturn2007	31.70%
2008	rr_AnnualReturn2008	(60.89%)
2009	rr_AnnualReturn2009	83.88%
2010	rr_AnnualReturn2010	47.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.51%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
1 Year	rr_AverageAnnualReturnYear01	47.91%
5 Years	rr_AverageAnnualReturnYear05	15.08%
10 Years	rr_AverageAnnualReturnYear10	21.80%
MIDAS FUND | (symbol:MIDSX) | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	47.91%
5 Years	rr_AverageAnnualReturnYear05	14.55%
10 Years	rr_AverageAnnualReturnYear10	21.52%
MIDAS FUND | (symbol:MIDSX) | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.14%
5 Years	rr_AverageAnnualReturnYear05	12.85%
10 Years	rr_AverageAnnualReturnYear10	19.88%
MIDAS FUND | PMA (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.56%
5 Years	rr_AverageAnnualReturnYear05	19.32%
10 Years	rr_AverageAnnualReturnYear10	25.26%
MIDAS FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	(0.49%)
MIDAS MAGIC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY MIDAS MAGIC (formerly Midas Special Fund)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Example, heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuit of its investment objective, the Fund may invest in any security type (i.e., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size. Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. The Fund may invest in fixed income securities of any issuers, including U.S. Government Securities, without limitation as to credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. A security is typically sold when its potential to meet the Fund's investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund's investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act. To achieve the Fund's objective, the investment manager may use a seasonal investing strategy to invest the Fund's assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, tax events, and other calendar related phenomena. The investment manager's analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets. These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.

Market. The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund's portfolio. A risk of investing in stocks is that their value will go up and down reflecting stock market movements and you could lose money. The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations. These investments may involve above average market price volatility and greater risk of loss. Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Foreign Investment. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies. There may be less publicly available information about a foreign company than a U.S. company. Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located. With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries. If the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of the Fund's investments is expected to decline proportionately. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns. As of December 31, 2010, the Fund held approximately 28% of its total assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund's net assets value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

Security Selection. The securities in the Fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Small Capitalization. The Funds may invest in companies that are small or thinly capitalized and may have a limited operating history. Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments. The securities of small companies generally are less liquid. During broad market downturns, the Fund's net asset value may fall further than those of funds investing in larger companies. Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Leverage. The Fund may use leverage to the extent permitted under the 1940 Act. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value ("NAV") of any increase or decrease in the market value of a Fund's investments. Money a Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.

Short Selling, Options, and Futures Transactions. The Fund may engage in short selling, options, and futures transactions to increase returns. There is a risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

Fixed Income Securities. The Fund may invest in fixed income securities that are affected by changes in interest rates. When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities. Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay. Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early. If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Securities Lending. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions which could lower a Fund's after tax performance.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The following table compares the Fund's average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. Past performance (before and after taxes) is not predictive of future performance.

Bar Chart, Heading	rr_BarChartHeading	MIDAS MAGIC - Year-by-year total return as of 12/31 each year (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 7/1/09 - 9/30/09 +23.28%	Worst Quarter: 10/1/08 - 12/31/08 -32.60%

Performance Table:	rr_PerformanceTableHeading	Average annual total return for the periods ended December 31, 2010
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Fund's returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder's tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

MIDAS MAGIC | (symbol:MISEX)
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.22%
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	424
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,281
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,152
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,388
Portfolio Concentration	rr_StrategyPortfolioConcentration	In pursuit of its investment objective, the Fund may invest in any security type (i.e., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size. Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. The Fund may invest in fixed income securities of any issuers, including U.S. Government Securities, without limitation as to credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.
May Lose Money	rr_RiskLoseMoney	The securities in the fund's portfolio may decline in value
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns. As of December 31, 2010, the Fund held approximately 28% of its total assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund's net assets value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
2001	rr_AnnualReturn2001	(27.82%)
2002	rr_AnnualReturn2002	(10.66%)
2003	rr_AnnualReturn2003	4.88%
2004	rr_AnnualReturn2004	10.63%
2005	rr_AnnualReturn2005	(1.20%)
2006	rr_AnnualReturn2006	13.11%
2007	rr_AnnualReturn2007	14.28%
2008	rr_AnnualReturn2008	(45.84%)
2009	rr_AnnualReturn2009	34.56%
2010	rr_AnnualReturn2010	5.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.60%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	(3.02%)
MIDAS MAGIC | (symbol:MISEX) | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	(3.02%)
MIDAS MAGIC | (symbol:MISEX) | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	(2.51%)
MIDAS MAGIC | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
MIDAS MAGIC | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.78%
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	(0.49%)

[1]	The total annual Fund operating expenses listed above do not correlate to the ratio of expenses to average net assets listed in the "Financial Highlights" on page 25 of the Fund's prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed with the Fund to waive its management fee for the period from January 1, 2011 to April 29, 2012. The fee waiver agreement may only be amended or terminated with the approval of the Fund's Board of Directors. The investment manager may continue such waiver after April 29, 2012 but is not contractually obligated to do so.